Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Current: US federal					$ 189	$ 113	$ 51
Current: State					32	24	12
Deferred: US federal					55	146	181
Deferred: State					(13)		6
Amortization of investment tax credits					(3)	(3)	(3)
Total reported in operating expenses	$ 99	$ 99	$ 211	$ 214	260	280	247
Current: US federal					(7)	(4)	(5)
Deferred federal					(1)	2	7
Total reported in other income and deductions					(8)	(2)	2
Total provision in lieu of income taxes					$ 252	$ 278	$ 249